CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Expenses
Consulting, management and professional fees	$ 887,058	$ 898,831	$ 794,481
Employee benefits	1,097,977	555,150	358,794
Office and sundry	232,011	128,323	68,290
Share-based payments	782,815	289,665	154,789
Travel and promotion	277,448	240,320	111,965
Depreciation	175,075	185,348	196,694
Interest and bank expenses	22,267	11,781	4,421
Interest on lease obligation	9,320	21,393	35,419
Fair value gain on government loan	0	(5,206)	0
(Gain) loss on derivative instruments	0	(31,888)	30,349
Impairment of exploration and evaluation assets	452,251	0	0
Foreign exchange (gain) loss	(44,084)	49,927	11,236
Loss before other items	(3,892,138)	(2,343,644)	(1,766,438)
Interest and other income	168,354	100,084	115,693
Loss and comprehensive loss for the year	$ (3,723,784)	$ (2,243,560)	$ (1,650,745)
Loss per share, basic and diluted | $ / shares	$ (0.03)	$ (0.02)	$ (0.02)
Weighted average number of shares - basic and diluted (in shares) | shares	127,374,340	105,203,090	93,885,097